Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
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Cash and cash equivalents
21. Cash and cash equivalents

(in €‘000)	December 31, 2021	December 31, 2020
Cash at bank	24,652	8,274
Total	24,652	8,274
The above figures reconcile to the amount of cash and cash equivalents shown in the consolidated statement of cash flows at the end of each reporting period.
The total cash and cash equivalents balance is at the free disposal of the Group for all periods presented.